Finance Receivables - TDR Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Personal Loans | Personal Loans | Personal Loans
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	$ 29	$ 17	$ 15
TDR finance charges recognized	3	2	1
SpringCastle Portfolio | Spring Castle Portfolio | SpringCastle Portfolio
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	12	5	0
TDR finance charges recognized	1	1	0
Real Estate Loan | Real Estate Loans Held for Sale | Real Estate Loans Held for Investment
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	198	951	1,116
TDR finance charges recognized	11	47	63
Financing Receivable | finance receivables Loans Held for Sale [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	93	248
TDR finance charges recognized	5	4
Financing Receivable | finance receivables Loans Held for Sale [Member] | finance receivables loans Held for Investment
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	239	973	1,131
TDR finance charges recognized	15	50	$ 64
Consumer Portfolio Segment | Personal Loans
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	2	0
TDR finance charges recognized	0	0
Residential Portfolio Segment [Member] | Real Estate Loans Held for Sale
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	91	248
TDR finance charges recognized	$ 5	$ 4